IFRS 7 Disclosure	6 Months Ended
Apr. 30, 2024
IFRS 7 Disclosure [Abstract]
IFRS 7 Disclosure
MARKET RISK

Market risk capital is calculated using the Standardized

Approach.

The Bank continues to use Value-at-Risk (VaR) as an internal management metric to monitor
and control market risk.
Calculating VaR
The Bank computes total VaR on a daily basis by combining the General

Market Risk (GMR) and Idiosyncratic Debt

Specific Risk (IDSR) associated with the
Bank’s trading positions.
GMR is determined by creating a distribution

of potential changes in the market value of

the current portfolio using historical simulation.

The Bank values the
current portfolio using the market price and rate

changes of the most recent
259

trading days for equity, interest rate, foreign exchange, credit, and commodity
products. GMR is computed as the threshold

level that portfolio losses are not expected

to exceed more than
one

out of every
100

trading days. A
one-day

holding
period is used for GMR calculation.
IDSR measures idiosyncratic (single-name) credit

spread risk for credit exposures in the trading

portfolio using Monte Carlo simulation.

The IDSR model is
based on the historical behaviour of five-year idiosyncratic credit spreads. Similar to GMR, IDSR is

computed as the threshold level that portfolio

losses are not
expected to exceed more than one

out of every
100

trading days. IDSR is measured for a
ten-day

holding period.
The following graph discloses daily one-day

VaR usage and trading net revenue, reported on a TEB,

within Wholesale Banking. Trading net revenue includes
trading income and net interest income related

to positions within the Bank’s market risk capital

trading books. For the quarter ended April

30, 2024, there was
one day

of trading losses and trading net revenue

was positive for
98
% of the trading days, reflecting normal

trading activity. Losses in the year did not exceed
VaR on any trading day.
VaR is a valuable risk measure but it should be used in the context of its limitations, for example:
●

VaR uses historical data to estimate future events, which limits its forecasting abilities;
●

it does not provide information on losses beyond

the selected confidence level; and
●

it assumes that all positions can be liquidated

during the holding period used for VaR calculation.
The Bank continuously improves its VaR methodologies and incorporates new risk measures in line with market

conventions, industry best practices, and
regulatory requirements.

To mitigate some of the shortcomings of VaR, the Bank uses additional metrics designed for risk management purposes.

This includes Stress Testing as well
as sensitivities to various market risk factors.
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 29: PORTFOLIO MARKET RISK MEASURES
(millions of Canadian dollars) For the three months ended For the six months ended
April 30 January 31 April 30 April 30 April 30
2024 2024 2023 2024 2023
As at Average High Low Average Average Average Average
Interest rate risk $ 18.3 $ 20.8 $ 27.7 $ 15.6 $ 17.8 $ 28.6 $ 19.3 $ 26.3
Credit spread risk 31.1 26.5 33.1 18.9 29.4 31.8 27.9 30.5
Equity risk 9.0 7.5 9.8 5.2 7.2 11.4 7.3 11.0
Foreign exchange risk 5.0 3.1 7.0 1.4 2.4 4.4 2.7 4.6
Commodity risk 3.8 3.9 6.6 2.2 3.7 3.6 3.8 5.9
Idiosyncratic debt specific risk 20.1 18.9 22.8 15.7 20.9 36.0 19.9 37.5
Diversification effect 1 (56.8) (52.8) n/m 2 n/m (51.2) (65.9) (51.9) (64.4)
Total Value-at-Risk (one-day) 30.5 27.9 34.7 24.0 30.2 49.9 29.0 51.4
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Validation of VaR Model

The Bank uses a back-testing process

to compare actual profits and losses to VaR to review their consistency with the statistical results of the VaR model.
Structural (Non-Trading) Interest Rate

Risk

The Bank’s

structural interest rate risk arises from traditional

personal and commercial banking activity

and is generally the result of mismatches between

the
maturities and repricing dates of the Bank’s assets

and liabilities. The measurement of interest

rate risk in the banking book does not

include exposures from TD’s
Wholesale Banking or Insurance businesses.

The primary measures for this risk are Economic

Value of Shareholders’

Equity (EVE) Sensitivity and Net Interest

Income Sensitivity (NIIS).
The EVE Sensitivity measures the impact

of a specified interest rate shock to the

change in the net present value of the Bank’s banking

book assets, liabilities,
and certain off-balance sheet items. It reflects a

measurement of the potential present value impact

on shareholders’ equity without an assumed

term profile for the
management of the Bank’s own equity and excludes

product margins.

The NIIS measures the NII change over

a twelve-month horizon for a specified

change in interest rates for banking book

assets, liabilities, and certain off-
balance sheet items assuming a constant balance

sheet over the period.

The Bank’s Market Risk policy sets overall limits

on the structural interest rate risk measures.

These limits are periodically reviewed and

approved by the Risk
Committee. In addition to the Board policy

limits, book-level risk limits are set

for the Bank’s management of non-trading interest

rate risk by Risk Management.
Exposures against these limits are routinely

monitored and reported, and breaches of the

Board limits, if any, are escalated to both the Asset/Liability and

Capital
Committee (ALCO) and the Risk Committee.
The following table shows the potential before-tax

impact of an immediate and sustained

100 bps increase or decrease in interest rates

on the EVE and NIIS
measures. Interest rate floors are applied

by currency to the decrease in rates such

that they do not exceed expected lower bounds,

with the most material
currencies set to a floor of -25 bps.
TABLE 30: STRUCTURAL INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
April 30, 2024 January 31, 2024 April 30, 2023
EVE NII EVE NII EVE NII
Sensitivity Sensitivity 1 Sensitivity Sensitivity 1 Sensitivity Sensitivity 1
Canada
U.S.

Total Canada U.S. Total Total Total Total Total
Before-tax impact of

100 bps increase in rates
$ (502) $ (1,810) $ (2,312) $ 457 $ 418 $ 875 $ (2,136) $ 969 $ (1,682) $ 785

100 bps decrease in rates
385 1,476 1,861 (484) (569) (1,053) 1,722 (1,152) 1,106 (910)
Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.
As at April 30, 2024, an immediate and sustained

100 bps increase in interest rates

would have had a negative impact to the Bank’s EVE

of $
2,312

million, an
increase of $ 176

million from last quarter, and a positive impact to the Bank’s NII of

$
875

million, a decrease of $
94

million from last quarter. An immediate and
sustained 100 bps decrease in interest rates

would have had a positive impact to the Bank’s EVE

of $
1,861

million, an increase of $
139

million from last quarter,
and a negative impact to the Bank’s NII of $ 1,053

million, a decrease of $
99

million from last quarter. The quarter-over-quarter increase in EVE Sensitivity is
primarily due to an increase in the interest

rate sensitivity of the Bank’s investment portfolio

in the U.S. Region. The quarter-over-quarter

decrease in NII Sensitivity
is primarily due to Treasury hedging activity.
Liquidity Risk
Liquidity risk is the risk of having insufficient cash

or collateral to meet financial obligations

and an inability to, in a timely manner, raise funding or

monetize assets
at a non-distressed price. Financial obligations

can arise from deposit withdrawals, debt

maturities, commitments to provide credit or liquidity

support,

or the need
to pledge additional collateral.
TD’S LIQUIDITY RISK APPETITE
The Bank applies an established set of practices

and protocols for managing its potential

exposure to liquidity risk. The Bank

targets a 90-day survival horizon
under a combined bank-specific and market-wide

stress scenario, and a minimum buffer over regulatory

requirements prescribed by the OSFI Liquidity

Adequacy
Requirements (LAR)

guidelines. Under the LAR guidelines,

Canadian banks are required to maintain

a Liquidity Coverage Ratio (LCR) at the

minimum of 100%
other than during periods of financial stress

and to maintain a Net Stable Funding

Ratio (NSFR) at the minimum of 100%. The

Bank’s funding program emphasizes
maximizing deposits as a core source of

funding, and having ready access to wholesale

funding markets across diversified terms,

funding types, and currencies
that is designed to ensure low exposure

to a sudden contraction of wholesale funding

capacity and to minimize structural liquidity

gaps. The Bank also maintains a
contingency funding plan to enhance preparedness

for recovery from potential liquidity stress

events. The Bank’s strategies and actions comprise

an integrated
liquidity risk management program that is designed

to ensure low exposure to liquidity risk and

compliance with regulatory requirements.
LIQUIDITY RISK MANAGEMENT RESPONSIBILITY
The Bank’s ALCO oversees the Bank’s liquidity risk

management program. It ensures there are

effective management structures and practices

in place to properly
measure and manage liquidity risk. The Global

Liquidity & Funding Committee, a subcommittee

of the ALCO comprised of senior management

from Treasury,
Risk Management and Wholesale Banking, identifies

and monitors the Bank’s liquidity risks.

The management of liquidity risk is the responsibility

of the SET
member responsible for Treasury, while oversight and challenge are provided by the ALCO and independently by Risk

Management. The Risk Committee
regularly reviews the Bank’s liquidity position

and approves the Bank’s Liquidity Risk

Management Framework biennially and

the related policies annually.
The Bank has established TD Group US Holding

LLC (TDGUS)

as TD’s U.S. Intermediate Holding Company

(IHC), as well as a Combined U.S. Operations
(CUSO) reporting unit that consists of

the IHC and TD’s U.S. branch and agency network.

Both TDGUS and CUSO are managed

to the U.S. Enhanced Prudential
Standards liquidity requirements in addition

to the Bank’s liquidity management framework.
The Bank’s liquidity risk appetite and liquidity risk

management approach have not substantially

changed from that described in the Bank’s 2023

Annual Report.
For a complete discussion of liquidity risk,

refer to the “Liquidity Risk”

section in the Bank’s 2023 Annual Report.
Liquid assets
The unencumbered liquid assets the Bank holds

to meet its liquidity requirements must be

high-quality securities that the Bank believes

can be monetized quickly
in stress conditions with minimum loss in

market value. The liquidity value of unencumbered

liquid assets considers estimated market

or trading depths, settlement
timing, and/or other identified impediments

to potential sale or pledging.

Assets held by the Bank to meet liquidity

requirements are summarized in the following

tables. The tables do not include assets held

within the Bank’s
insurance businesses as these are used to

support insurance-specific liabilities and capital

requirements.
TABLE 31: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY 1,2
(millions of Canadian dollars, except as noted)
As at

Securities

received as

collateral from

securities

financing and

Bank-owned

derivative

Total
% of

Encumbered

Unencumbered

liquid assets

transactions liquid assets total
liquid assets

liquid assets

April 30, 2024

Cash and central bank reserves $ 25,184 $ – $ 25,184 3% $ 737 $ 24,447
Canadian government obligations 23,108 89,065 112,173 13 51,323 60,850
National Housing Act Mortgage-Backed
Securities (NHA MBS) 41,366 – 41,366 4 1,393 39,973
Obligations of provincial governments, public sector entities and multilateral development banks 3 41,497 25,839 67,336 8 36,592 30,744
Corporate issuer obligations 21,088 5,672 26,760 3 5,662 21,098
Equities 11,643 2,987 14,630 2 13,637 993
Total Canadian dollar-denominated 163,886 123,563 287,449 33 109,344 178,105
Cash and central bank reserves 58,173 – 58,173 7 255 57,918
U.S. government obligations 73,624 62,310 135,934 16 75,498 60,436
U.S. federal agency obligations, including U.S.

federal agency mortgage-backed obligations 79,327 12,748 92,075 11 27,419 64,656
Obligations of other sovereigns, public sector entities
and multilateral development banks 3 65,458 37,119 102,577 12 38,977 63,600
Corporate issuer obligations 78,482 14,856 93,338 11 26,992 66,346
Equities 52,202 36,828 89,030 10 49,879 39,151
Total non-Canadian dollar-denominated 407,266 163,861 571,127 67 219,020 352,107
Total $ 571,152 $ 287,424 $ 858,576 100% $ 328,364 $ 530,212
October 31, 2023

Cash and central bank reserves $ 28,548 $ – $ 28,548 3% $ 506 $ 28,042
Canadian government obligations
15,214 94,000 109,214 13 67,457 41,757
NHA MBS
38,760 – 38,760 4 1,043 37,717
Obligations of provincial governments, public sector entities and multilateral development banks 3 40,697 22,703 63,400 8 31,078 32,322
Corporate issuer obligations
19,507 4,815 24,322 3 4,512 19,810
Equities
10,555 2,288 12,843 1 8,890 3,953
Total Canadian dollar-denominated 153,281 123,806 277,087 32 113,486 163,601
Cash and central bank reserves 66,094 – 66,094 8 180 65,914
U.S. government obligations
72,808 64,449 137,257 16 63,688 73,569
U.S. federal agency obligations, including U.S.

federal agency mortgage-backed obligations
80,047 15,838 95,885 11 29,487 66,398
Obligations of other sovereigns, public sector entities
and multilateral development banks 3 65,996 54,321 120,317 13 56,652 63,665
Corporate issuer obligations
84,853 9,656 94,509 11 15,228 79,281
Equities
38,501 38,388 76,889 9 47,653 29,236
Total non-Canadian dollar-denominated 408,299 182,652 590,951 68 212,888 378,063
Total $ 561,580 $ 306,458 $ 868,038 100% $ 326,374 $ 541,664
Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
2

Positions stated include gross asset values pertaining to securities financing transactions.
3

Includes debt obligations issued or guaranteed by these entities.
Unencumbered liquid assets held in The

Toronto-Dominion Bank and multiple domestic and foreign subsidiaries (excluding insurance subsidiaries) and branches
are summarized in the following table.
TABLE 32: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

April 30 October 31
2024 2023
The Toronto-Dominion Bank (Parent) $ 231,560 $ 205,408
Bank subsidiaries 280,336 291,915
Foreign branches 18,316 44,341
Total $ 530,212 $ 541,664
FUNDING
The Bank has access to a variety of unsecured

and secured funding sources. The Bank’s

funding activities are conducted in accordance

with liquidity risk
management policies that require assets be

funded to the appropriate term and to a prudent

diversification profile.

The Bank’s primary approach to managing

funding activities is to maximize the use of

deposits raised through personal and

commercial banking channels.
The
following table illustrates the Bank’s base of personal

and commercial, wealth, and Schwab sweep

deposits (collectively, “P&C deposits”) that make up
approximately 70% (October 31, 2023 – 70%) of the Bank’s total funding.
TABLE 40: SUMMARY OF DEPOSIT FUNDING
(millions of Canadian dollars)
As at

April 30 October 31
2024 2023
P&C deposits – Canadian $ 542,967 $ 529,078
P&C deposits – U.S.
1
432,778 446,355
Total $ 975,745 $ 975,433
P&C deposits in U.S. are presented on a Canadian equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.
WHOLESALE FUNDING
The Bank maintains various registered external

wholesale term (greater than 1 year) funding

programs to provide access to diversified

funding sources, including
asset securitization, covered bonds, and

unsecured wholesale debt. The Bank raises

term funding through Senior Notes, NHA

MBS, and notes backed by credit
card receivables (Evergreen Credit Card

Trust) and home equity lines of credit (Genesis Trust II). The Bank’s wholesale funding is diversified by geography, by
currency, and by funding types. The Bank raises short-term (1 year or less) funding using certificates of deposit,

commercial paper, and bankers’ acceptances.
The Bank maintains depositor concentration

limits in respect of short-term wholesale

deposits so that it is not overly reliant

on individual depositors for funding.
The Bank further limits short-term wholesale

funding maturity concentration in an effort to

mitigate refinancing risk during a stress event.
MATURITY ANALYSIS OF ASSETS, LIABILITIES, AND OFF-BALANCE SHEET COMMITMENTS
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. Off-balance sheet commitments include
contractual obligations to make future payments

on certain lease-related commitments, certain

purchase obligations, and other liabilities.

The values of credit
instruments reported in the following

table represent the maximum amount of additional

credit that the Bank could be obligated to extend

should such instruments
be fully drawn or utilized. Since a significant

portion of guarantees and commitments

are expected to expire without being

drawn upon, the total of the contractual
amounts is not representative of expected future

liquidity requirements. These contractual

obligations have an impact on the Bank’s

short-term and long-term
liquidity and capital resource needs.
The maturity analysis presented does not depict

the degree of the Bank’s maturity transformation or

the Bank’s exposure to interest rate and liquidity risk.

The
Bank’s objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market

availability. The Bank
utilizes stable non-maturity deposits (chequing

and savings accounts) and term deposits

as the primary source of long-term funding

for the Bank’s non-trading
assets including personal and business

term loans and the stable balance of revolving

lines of credit. Additionally, the Bank issues long-term funding in respect of
such non-trading assets and raises short

term funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is
considered when determining the appropriate

term of the funding.
TABLE 43: REMAINING CONTRACTUAL MATURITY
(millions of Canadian dollars) As at
April 30, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,308 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,308
Interest-bearing deposits with banks 83,379 348 – – – – – 129 3,809 87,665
Trading loans, securities, and other
1
4,456 4,716 5,738 2,726 5,461 12,381 28,002 25,313 77,553 166,346
Non-trading financial assets at fair
value through profit or loss 480 451 199 115 272 998 554 952 1,625 5,646
Derivatives 10,945 10,369 5,215 5,060 3,875 10,725 20,347 15,654 – 82,190
Financial assets designated at fair
value through profit or loss 415 630 390 276 302 899 1,739 1,274 – 5,925
Financial assets at fair value through
other comprehensive income 1,009 6,022 2,036 2,228 2,564 6,967 19,643 31,086 3,691 75,246
Debt securities at amortized cost,
net of allowances for credit losses 1,011 15,656 3,433 4,991 4,698 24,556 106,707 132,544 (2) 293,594
Securities purchased under
reverse repurchase agreements
2
134,900 27,558 26,496 8,370 3,737 2,773 474 – 1,414 205,722
Loans
Residential mortgages

1,220 7,143 13,485 14,905 13,109 62,773 133,296 80,101 – 326,032
Consumer instalment and other personal 1,035 1,732 2,408 3,765 5,981 27,519 85,289 35,212 58,256 221,197
Credit card – – – – – – – – 39,421 39,421
Business and government

54,592 13,033 15,848 16,652 13,993 44,136 100,095 64,920 25,750 349,019
Total loans 56,847 21,908 31,741 35,322 33,083 134,428 318,680 180,233 123,427 935,669
Allowance for loan losses – – – – – – – – (7,545) (7,545)
Loans, net of allowance for loan losses 56,847 21,908 31,741 35,322 33,083 134,428 318,680 180,233 115,882 928,124
Customers’ liability under acceptances

2,934 1,249 – – – – – – – 4,183
Investment in Schwab – – – – – – – – 9,866 9,866
Goodwill
3
– – – – – – – – 18,658 18,658
Other intangibles
3
– – – – – – – – 2,897 2,897
Land, buildings, equipment, and other depreciable

assets, and right-of-use assets
3
– 8 10 16 10 76 619 3,162 5,616 9,517
Deferred tax assets – – – – – – – – 4,806 4,806
Amounts receivable from brokers, dealers, and clients 33,537 28 – – – – – – – 33,565
Other assets 4,814 7,254 838 369 287 215 265 140 12,228 26,410
Total assets $ 341,035 $ 96,197 $ 76,096 $ 59,473 $ 54,289 $ 194,018 $ 497,030 $ 390,487 $ 258,043 $ 1,966,668
Liabilities
Trading deposits $ 3,231 $ 3,168 $ 5,102 $ 2,836 $ 2,216 $ 4,977 $ 7,982 $ 1,709 $ – $ 31,221
Derivatives 9,733 10,857 3,972 4,654 3,515 7,983 13,414 15,614 – 69,742
Securitization liabilities at fair value – 1,257 391 852 321 2,282 7,529 5,021 – 17,653
Financial liabilities designated at

fair value through profit or loss

40,812 49,002 50,264 23,720 23,846 313 3 1 144 188,105
Deposits
4,5
Personal 7,520 19,133 28,227 20,828 18,726 19,170 22,250 705 492,424 628,983
Banks 11,333 97 – 6,237 2,408 1 3 1 12,383 32,463
Business and government 22,462 25,086 13,456 12,174 6,940 41,251 78,084 20,190 322,682 542,325
Total deposits 41,315 44,316 41,683 39,239 28,074 60,422 100,337 20,896 827,489 1,203,771
Acceptances 2,934 1,249 – – – – – – – 4,183
Obligations related to securities sold short 1 283 2,956 1,396 888 1,351 5,915 11,994 12,067 1,295 38,145
Obligations related to securities sold under repurchase

agreements
2
168,705 16,980 2,966 557 128 1,346 49 – 1,508 192,239
Securitization liabilities at amortized cost – 1,065 682 740 825 1,495 4,689 3,085 – 12,581
Amounts payable to brokers, dealers, and clients 31,726 28 – – – – – – – 31,754
Insurance contract liabilities 344 432 440 347 319 934 1,522 650 836 5,824
Other liabilities 11,229 12,719 6,509 2,611 962 687 1,910 4,178 7,345 48,150
Subordinated notes and debentures

– – – – – 197 – 11,121 – 11,318
Equity – – – – – – – – 111,982 111,982
Total liabilities and equity $ 310,312 $ 144,029 $ 113,405 $ 76,444 $ 61,557 $ 86,551 $ 149,429 $ 74,342 $ 950,599 $ 1,966,668
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 26,026 $ 34,061 $ 28,274 $ 20,780 $ 23,491 $ 47,618 $ 165,624 $ 5,495 $ 1,891 $ 353,260
Other commitments
8
97 141 196 345 235 928 1,418 383 57 3,800
Unconsolidated structured entity commitments – 110 61 861 46 903 – – – 1,981
Total off-balance sheet commitments $ 26,123 $ 34,312 $ 28,531 $ 21,986 $ 23,772 $ 49,449 $ 167,042 $ 5,878 $ 1,948 $ 359,041
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
66

billion of covered bonds with remaining contractual maturities of $
1

billion in ‘less than 1 month’, $
3

billion in ‘over 1 to 3 months’, $
1

billion in ‘over 3 to 6 months’, $
2

billion
in ‘over 9 months to 1 year’, $ 19

billion in ‘over 1 to 2 years’, $
34

billion in ‘over 2 to 5 years’, and $
6

billion in ‘over 5 years’.
6

Includes $
517

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments
.
TABLE 43: REMAINING CONTRACTUAL MATURITY (continued)
(millions of Canadian dollars) As at
October 31, 2023
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,721 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,721
Interest-bearing deposits with banks
91,966 559 – – – – – – 5,823 98,348
Trading loans, securities, and other
1 4,328 6,329 5,170 3,008 4,569 13,226 27,298 25,677 62,485 152,090
Non-trading financial assets at fair value through
profit or loss
– – 354 1,538 199 1,664 828 1,351 1,406 7,340
Derivatives
10,145 10,437 5,246 4,244 3,255 11,724 25,910 16,421 – 87,382
Financial assets designated at fair value through
profit or loss
374 496 375 695 324 838 1,470 1,246 – 5,818
Financial assets at fair value through other comprehensive

income
745 2,190 1,200 5,085 2,223 9,117 15,946 29,845 3,514 69,865
Debt securities at amortized cost, net of allowance
for credit losses
1,221 4,020 4,073 16,218 3,480 22,339 116,165 140,502 (2) 308,016
Securities purchased under reverse repurchase

agreements
2 124,253 33,110 29,068 7,381 7,298 955 506 – 1,762 204,333
Loans
Residential mortgages

1,603 2,616 5,860 10,575 14,181 57,254 168,475 59,733 44 320,341
Consumer instalment and other personal
894 1,580 2,334 3,830 5,974 27,166 85,487 34,183 56,106 217,554
Credit card
– – – – – – – – 38,660 38,660
Business and government

37,656 10,058 13,850 14,886 16,964 42,460 96,952 67,190 26,512 326,528
Total loans 40,153 14,254 22,044 29,291 37,119 126,880 350,914 161,106 121,322 903,083
Allowance for loan losses – – – – – – – – (7,136) (7,136)
Loans, net of allowance for loan losses 40,153 14,254 22,044 29,291 37,119 126,880 350,914 161,106 114,186 895,947
Customers’ liability under acceptances

14,804 2,760 5 – – – – – – 17,569
Investment in Schwab
– – – – – – – – 8,907 8,907
Goodwill
3 – – – – – – – – 18,602 18,602
Other intangibles
3 – – – – – – – – 2,771 2,771
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 6 8 14 79 573 3,153 5,593 9,434
Deferred tax assets
4 – – – – – – – – 3,951 3,951
Amounts receivable from brokers, dealers, and clients
30,416 – – – – – – – – 30,416
Other assets
4 5,267 1,869 5,619 208 194 137 129 82 14,124 27,629
Total assets
4
$ 330,393 $ 76,032 $ 73,160 $ 67,676 $ 58,675 $ 186,959 $ 539,739 $ 379,383 $ 243,122 $ 1,955,139
Liabilities
Trading deposits $ 1,272 $ 1,684 $ 5,278 $ 4,029 $ 4,153 $ 6,510 $ 6,712 $ 1,342 $ – $ 30,980
Derivatives
9,068 9,236 4,560 3,875 2,559 8,345 16,589 17,408 – 71,640
Securitization liabilities at fair value
2 498 345 1,215 391 1,651 6,945 3,375 – 14,422
Financial liabilities designated at

fair value through profit or loss

48,197 30,477 37,961 42,792 32,473 112 – – 118 192,130
Deposits
5,6
Personal
6,044 19,095 22,387 14,164 19,525 17,268 20,328 51 507,734 626,596
Banks
19,608 68 29 – – – 4 1 11,515 31,225
Business and government
25,663 16,407 24,487 11,819 9,658 33,723 74,300 19,652 324,660 540,369
Total deposits 51,315 35,570 46,903 25,983 29,183 50,991 94,632 19,704 843,909 1,198,190
Acceptances 14,804 2,760 5 – – – – – – 17,569
Obligations related to securities sold short
1 135 1,566 1,336 1,603 1,309 5,471 19,991 11,971 1,279 44,661
Obligations related to securities sold under repurchase

agreements
2 146,559 10,059 6,607 457 1,142 150 46 – 1,834 166,854
Securitization liabilities at amortized cost
– 526 355 1,073 703 2,180 4,956 2,917 – 12,710
Amounts payable to brokers, dealers, and clients
30,872 – – – – – – – – 30,872
Insurance contract liabilities
4 243 305 327 258 253 694 1,131 501 2,134 5,846
Other liabilities
4 11,923 9,808 7,986 1,276 1,198 918 1,979 4,226 8,260 47,574
Subordinated notes and debentures

– – – – – 196 – 9,424 – 9,620
Equity
4
– – – – – – – – 112,071 112,071
Total liabilities and equity
4
$ 314,390 $ 102,489 $ 111,663 $ 82,561 $ 73,364 $ 77,218 $ 152,981 $ 70,868 $ 969,605 $ 1,955,139
Off-balance sheet commitments
Credit and liquidity commitments
7,8
$ 22,242 $ 24,178 $ 26,399 $ 21,450 $ 22,088 $ 47,826 $ 166,891 $ 5,265 $ 1,487 $ 337,826
Other commitments
9
109 279 214 197 204 889 1,364 424 73 3,753
Unconsolidated structured entity commitments – 836 3 239 95 729 – – – 1,902
Total off-balance sheet commitments $ 22,351 $ 25,293 $ 26,616 $ 21,886 $ 22,387 $ 49,444 $ 168,255 $ 5,689 $ 1,560 $ 343,481
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 of the Bank’s second quarter 2024 Interim Consolidated Financial Statements for further details.
5

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
6

Includes $
57

billion of covered bonds with remaining contractual maturities of $
6

billion in ‘over 3 months to 6 months’, $
3

billion in ‘over 6 months to 9 months’, $
1

billion in ‘over 9
months to 1 year’, $ 12

billion in ‘over 1 to 2 years’, $
31

billion in ‘over 2 to 5 years’, and $
4

billion in ‘over 5 years’.
7

Includes $
573

million in commitments to extend credit to private equity investments.
8

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
9

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.